RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
		Jun. 15, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			$ 0	$ 16,095	$ 18,195	$ 0
Proceeds from Convertible Debt			0	2,863
Proceeds from Issuance of Private Placement			18,400	0
R. Glenn Dawson [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			130	0
Proceeds from Convertible Debt			0	50
Proceeds from (Repayments of) Related Party Debt			130	50	175	50
Brennan Short [Member]
Related Party Transaction [Line Items]
Payment for Consulting Fees			203	0
Payments for Other Fees			1	0
Proceeds from (Repayments of) Related Party Debt			204	0
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement		$ 20,000
Series B Preferred Stock [Member] | R. Glenn Dawson [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					125	0
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			0	8,221
Mark Ezralow [Member]
Related Party Transaction [Line Items]
Warrants Excercised			18	0
Proceeds from Issuance of Private Placement			1,200	0
Proceeds from (Repayments of) Related Party Debt			1,792	0
Mark Ezralow [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			574	0
J Steven Emerson [Member]
Related Party Transaction [Line Items]
Warrants Excercised			30	0
Proceeds from Issuance of Private Placement			2,500	0
Proceeds from (Repayments of) Related Party Debt			4,169	0
J Steven Emerson [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			1,639	0
Steven B. Dunn and Laura Dunn [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt			0	1,020
Rosseau Asset Management Ltd [Member]
Related Party Transaction [Line Items]
Warrants Excercised			2	0
Proceeds from (Repayments of) Related Party Debt			2,187	1,028
Rosseau Asset Management Ltd [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			2,185	1,028
Investor Company [Member]
Related Party Transaction [Line Items]
Warrants Excercised			23	0
Proceeds from (Repayments of) Related Party Debt			4,341	0
Investor Company [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			4,318	0
Logiq Capital [Member]
Related Party Transaction [Line Items]
Warrants Excercised			1	0
Proceeds from (Repayments of) Related Party Debt			3,200	0
Logiq Capital [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			3,199	0
Convertible Debentures [Member] | R. Glenn Dawson [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					50	50
Convertible Debentures [Member] | Steven B. Dunn and Laura Dunn [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			0	1,020	1,020	1,017
TRW [Member]
Related Party Transaction [Line Items]
Proceeds from Convertible Debt			0	400
Warrants Excercised			17	0
Proceeds from Issuance of Private Placement			796
Noninterest Expense Investment Advisory Fees					350	0
Payments for Rent			60	0	15	0
Cashless Net Exercised Warrants					0	0
Proceeds from (Repayments of) Related Party Debt			1,393	2,179	1,415	0
TRW [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			520	0
Commission Paid In Cash			0	500
Transaction Fee Paid Reinvestments by Related Party			0	150
Noninterest Expense Investment Advisory Fees			0	350
TRW [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			0	779
TRW [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					400	0
TRW [Member] | Series B Purchase Agreement [Member]
Related Party Transaction [Line Items]
Commission Paid In Cash					500	0
Transaction Fee Paid Reinvestments by Related Party					150	0
Wallington Investment Holdings [Member]
Related Party Transaction [Line Items]
Proceeds from Convertible Debt			0	300
Proceeds from Issuance of Private Placement			1,100	0
Proceeds from (Repayments of) Related Party Debt			1,373	2,765	2,765	2,090
Wallington Investment Holdings [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			273	250
Proceeds from Issuance of Private Placement					250	0
Wallington Investment Holdings [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			0	125	125	0
Wallington Investment Holdings [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			0	2,090	2,090	2,090
Proceeds from Issuance of Private Placement					300	0
Bryan Ezralow [Member]
Related Party Transaction [Line Items]
Warrants Excercised			21	0
Proceeds from Issuance of Private Placement			1,400	0
Proceeds from (Repayments of) Related Party Debt			2,049	2,840	2,840	0
Bryan Ezralow [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			628	1,300
Proceeds from Issuance of Private Placement					1,300	0
Bryan Ezralow [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount			0	1,540	1,540	0
Nuno Brandolini [Member]
Related Party Transaction [Line Items]
Proceeds from Convertible Debt			0	150
Warrants Excercised			4	0
Proceeds from (Repayments of) Related Party Debt			4	250	350	150
Nuno Brandolini [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			0	100	100	0
Nuno Brandolini [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					250	150
General Merrill McPeak [Member]
Related Party Transaction [Line Items]
Proceeds from Convertible Debt			0	250
Proceeds from (Repayments of) Related Party Debt			0	500	500	250
General Merrill McPeak [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			0	250	250	0
General Merrill McPeak [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					250	250
Ronald D Ormand [Member]
Related Party Transaction [Line Items]
Proceeds from Convertible Debt	[1]		0	1,150
Warrants Excercised			4	0
Payment for Consulting Fees					100	150
Proceeds from (Repayments of) Related Party Debt			1,097	2,650	2,750	1,300
Ronald D Ormand [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock	[2]		1,093	1,000
Proceeds from Issuance of Private Placement	[3]				1,000	0
Ronald D Ormand [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			0	500
Debt Conversion, Converted Instrument, Amount					500	0
Ronald D Ormand [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement	[4]				1,150	1,150
Abraham Mirman [Member]
Related Party Transaction [Line Items]
Proceeds from Convertible Debt	[2]		1,803	750
Proceeds from (Repayments of) Related Party Debt			1,803	2,650	2,650	1,000
Abraham Mirman [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			0	1,650
Proceeds from Issuance of Private Placement	[5]				1,650	0
Abraham Mirman [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted			0	250	250	0
Abraham Mirman [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					750	1,000
Kevin Nanke [Member]
Related Party Transaction [Line Items]
Proceeds from Convertible Debt			0	100
Warrants Excercised			4	0
Purchases of Properties From Related Parties			2,000	0
Proceeds from (Repayments of) Related Party Debt			2,223	300	300	0
Kevin Nanke [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			$ 219	$ 200
Proceeds from Issuance of Private Placement	[6]				200	0
Kevin Nanke [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement					$ 100	$ 0

[1]	An irrevocable trust managed by Jerry Ormand, Mr. Ormand's brother, as trustee and whose beneficiaries are the adult children of Ronald Ormand.
[2]	Mr. Ormand has sole voting and dispositive power over the securities held by Perugia Investment LP.
[3]	Mr. Ormand is the manager of Perugia Investments L.P. ("Perugia") and has sole voting and dispositive power over the securities held by Perugia
[4]	An irrevocable trust managed by Jerry Ormand, Mr. Ormand's brother, as trustee and whose beneficiaries are adult children of Mr. Ormand
[5]	Mr. Mirman has shared voting and dispositive power over the securities held by The Bralina Group, LLC with Susan Mirman.
[6]	Mr, Nanke is the natural person with sole voting and dispositive power over the securities held by KKN Holdings LLC.